Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Entity	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
National Corporate Tax rate	28.05%	30.00%	30.00%
Corporate Inhabitant Tax rate	5.00%	6.00%	6.00%
Corporate Enterprise Tax rate	8.00%	8.00%	8.00%
Statutory income tax rate	37.98%	40.65%	40.65%
Decline in the aggregate statutory income tax rate, percentage		38.00%
Average percentage for deferred tax assets and liabilities		36.00%
Decrease in deferred tax assets net		¥ 89,936
Decrease in net income attributable to NTT		80,232
Wholly owned subsidiaries in Japan	108
Net change in the total valuation allowance	11,535	(32,401)	8,709
Operating loss carryforwards	660,750
Unrecognized tax benefits	¥ 4,356	¥ 4,535	¥ 5,437